COMMON SHARES (Details) - USD ($) $ in Millions	Sep. 24, 2015	Aug. 05, 2014	Nov. 01, 2012
ADS
Common shares
Authorized amount to be repurchased (in dollars)	$ 3.0	$ 5.0	$ 5.0